Average Annual Total Returns	0 Months Ended
Jul. 01, 2011
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Administrator Class
Average Annual Return:
1 Year	8.80%
5 Years	4.56%
10 Years	3.76%
Inception Date of Share Class	Nov. 08, 1999
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	7.97%
5 Years	3.33%
10 Years	2.77%
Inception Date of Share Class	Nov. 08, 1999
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	5.77%
5 Years	3.31%
10 Years	2.72%
Inception Date of Share Class	Nov. 08, 1999
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.54%
5 Years	5.80%
10 Years	5.84%
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Dow Jones Target 2010 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	9.71%
5 Years	5.36%
10 Years
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.93%
5 Years	2.74%
10 Years	2.16%
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Administrator Class
Average Annual Return:
1 Year	11.45%
5 Years	4.28%
10 Years	3.12%
Inception Date of Share Class	Nov. 08, 1999
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	10.84%
5 Years	3.21%
10 Years	2.35%
Inception Date of Share Class	Nov. 08, 1999
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	7.55%
5 Years	3.24%
10 Years	2.33%
Inception Date of Share Class	Nov. 08, 1999
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.54%
5 Years	5.80%
10 Years	5.84%
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.93%
5 Years	2.74%
10 Years	2.16%
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Dow Jones Target 2020 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	12.42%
5 Years	5.02%
10 Years
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Administrator Class
Average Annual Return:
1 Year	14.60%
5 Years	4.05%
10 Years	2.79%
Inception Date of Share Class	Nov. 08, 1999
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	14.22%
5 Years	3.16%
10 Years	1.97%
Inception Date of Share Class	Nov. 08, 1999
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	9.66%
5 Years	3.19%
10 Years	2.06%
Inception Date of Share Class	Nov. 08, 1999
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.54%
5 Years	5.80%
10 Years	5.84%
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Dow Jones Target 2030 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.67%
5 Years	4.94%
10 Years
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.93%
5 Years	2.74%
10 Years	2.16%
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Administrator Class
Average Annual Return:
1 Year	16.60%
5 Years	4.08%
10 Years	2.51%
Inception Date of Share Class	Nov. 08, 1999
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	16.34%
5 Years	3.21%
10 Years	1.92%
Inception Date of Share Class	Nov. 08, 1999
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	11.02%
5 Years	3.24%
10 Years	1.95%
Inception Date of Share Class	Nov. 08, 1999
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.54%
5 Years	5.80%
10 Years	5.84%
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Dow Jones Target 2040 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	17.67%
5 Years	4.84%
10 Years
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.93%
5 Years	2.74%
10 Years	2.16%
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Administrator Class
Average Annual Return:
1 Year	7.65%
5 Years	4.88%
10 Years	4.35%
Inception Date of Share Class	Nov. 08, 1999
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	6.91%
5 Years	3.62%
10 Years	3.22%
Inception Date of Share Class	Nov. 08, 1999
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	5.00%
5 Years	3.52%
10 Years	3.13%
Inception Date of Share Class	Nov. 08, 1999
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.54%
5 Years	5.80%
10 Years	5.84%
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Dow Jones Target Today Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	8.53%
5 Years	5.75%
10 Years
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.93%
5 Years	2.74%
10 Years	2.16%
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Administrator Class
Average Annual Return:
1 Year	9.97%
Performance Since 6/29/2007	2.58%
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	9.13%
Performance Since 6/29/2007	1.54%
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	6.62%
Performance Since 6/29/2007	1.62%
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.54%
Performance Since 6/29/2007	6.77%
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.93%
Performance Since 6/29/2007	(2.24%)
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Dow Jones Target 2015 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	10.94%
Performance Since 6/29/2007	3.38%
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Administrator Class
Average Annual Return:
1 Year	13.11%
Performance Since 6/29/2007	0.76%
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	12.19%
Performance Since 6/29/2007	0.21%
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	8.75%
Performance Since 6/29/2007	0.39%
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.54%
Performance Since 6/29/2007	6.77%
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.93%
Performance Since 6/29/2007	(2.24%)
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Dow Jones Target 2025 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	14.12%
Performance Since 6/29/2007	3.38%
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Administrator Class
Average Annual Return:
1 Year	15.79%
Performance Since 6/29/2007	(0.41%)
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	14.94%
Performance Since 6/29/2007	(0.77%)
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	10.54%
Performance Since 6/29/2007	(0.48%)
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.54%
Performance Since 6/29/2007	6.77%
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.93%
Performance Since 6/29/2007	(2.24%)
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Dow Jones Target 2035 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.89%
Performance Since 6/29/2007	3.38%
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Administrator Class
Average Annual Return:
1 Year	16.74%
Performance Since 6/29/2007	(0.40%)
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	15.83%
Performance Since 6/29/2007	(0.76%)
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	11.14%
Performance Since 6/29/2007	(0.47%)
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.54%
Performance Since 6/29/2007	6.77%
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.93%
Performance Since 6/29/2007	(2.24%)
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Dow Jones Target 2045 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	17.95%
Performance Since 6/29/2007	3.38%
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Administrator Class
Average Annual Return:
1 Year	16.93%
Performance Since 6/29/2007	(0.49%)
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	15.52%
Performance Since 6/29/2007	(0.98%)
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	11.41%
Performance Since 6/29/2007	(0.61%)
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.54%
Performance Since 6/29/2007	6.77%
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.93%
Performance Since 6/29/2007	(2.24%)
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Dow Jones Target 2050 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	17.95%
Performance Since 6/29/2007	3.38%
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Institutional Class
Average Annual Return:
1 Year	9.19%
5 Years	4.82%
10 Years	3.91%
Inception Date of Share Class	Jun. 30, 2004
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	8.23%
5 Years	3.51%
10 Years	2.87%
Inception Date of Share Class	Jun. 30, 2004
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	6.03%
5 Years	3.49%
10 Years	2.82%
Inception Date of Share Class	Jun. 30, 2004
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.54%
5 Years	5.80%
10 Years	5.84%
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Dow Jones Target 2010 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	9.71%
5 Years	5.36%
10 Years
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.93%
5 Years	2.74%
10 Years	2.16%
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Institutional Class
Average Annual Return:
1 Year	11.81%
5 Years	4.56%
10 Years	3.29%
Inception Date of Share Class	Jun. 30, 2004
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	11.08%
5 Years	3.42%
10 Years	2.48%
Inception Date of Share Class	Jun. 30, 2004
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	7.80%
5 Years	3.44%
10 Years	2.46%
Inception Date of Share Class	Jun. 30, 2004
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.54%
5 Years	5.80%
10 Years	5.84%
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.93%
5 Years	2.74%
10 Years	2.16%
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Dow Jones Target 2020 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	12.42%
5 Years	5.02%
10 Years
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Institutional Class
Average Annual Return:
1 Year	15.00%
5 Years	4.30%
10 Years	2.95%
Inception Date of Share Class	Jun. 30, 2004
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	14.51%
5 Years	3.35%
10 Years	2.09%
Inception Date of Share Class	Jun. 30, 2004
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	9.97%
5 Years	3.38%
10 Years	2.18%
Inception Date of Share Class	Jun. 30, 2004
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.54%
5 Years	5.80%
10 Years	5.84%
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Dow Jones Target 2030 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.67%
5 Years	4.94%
10 Years
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.93%
5 Years	2.74%
10 Years	2.16%
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Institutional Class
Average Annual Return:
1 Year	16.97%
5 Years	4.35%
10 Years	2.68%
Inception Date of Share Class	Jun. 30, 2004
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	16.64%
5 Years	3.44%
10 Years	2.06%
Inception Date of Share Class	Jun. 30, 2004
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	11.32%
5 Years	3.46%
10 Years	2.08%
Inception Date of Share Class	Jun. 30, 2004
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.54%
5 Years	5.80%
10 Years	5.84%
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Dow Jones Target 2040 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	17.67%
5 Years	4.84%
10 Years
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.93%
5 Years	2.74%
10 Years	2.16%
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Institutional Class
Average Annual Return:
1 Year	7.99%
5 Years	5.17%
10 Years	4.51%
Inception Date of Share Class	Jun. 30, 2004
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	6.99%
5 Years	3.82%
10 Years	3.33%
Inception Date of Share Class	Jun. 30, 2004
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	5.22%
5 Years	3.72%
10 Years	3.24%
Inception Date of Share Class	Jun. 30, 2004
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.54%
5 Years	5.80%
10 Years	5.84%
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Dow Jones Target Today Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	8.53%
5 Years	5.75%
10 Years
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.93%
5 Years	2.74%
10 Years	2.16%
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Institutional Class
Average Annual Return:
1 Year	10.35%
Performance Since 6/29/2007	2.81%
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	9.39%
Performance Since 6/29/2007	1.58%
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	6.88%
Performance Since 6/29/2007	1.71%
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.54%
Performance Since 6/29/2007	6.77%
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.93%
Performance Since 6/29/2007	(2.24%)
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Dow Jones Target 2015 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	10.94%
Performance Since 6/29/2007	3.38%
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Institutional Class
Average Annual Return:
1 Year	13.53%
Performance Since 6/29/2007	0.96%
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	12.46%
Performance Since 6/29/2007	0.33%
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	9.05%
Performance Since 6/29/2007	0.52%
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.54%
Performance Since 6/29/2007	6.77%
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.93%
Performance Since 6/29/2007	(2.24%)
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Dow Jones Target 2025 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	14.12%
Performance Since 6/29/2007	3.38%
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Institutional Class
Average Annual Return:
1 Year	16.09%
Performance Since 6/29/2007	(0.10%)
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	15.14%
Performance Since 6/29/2007	(0.55%)
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	10.77%
Performance Since 6/29/2007	(0.25%)
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.54%
Performance Since 6/29/2007	6.77%
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.93%
Performance Since 6/29/2007	(2.24%)
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Dow Jones Target 2035 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.89%
Performance Since 6/29/2007	3.38%
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Institutional Class
Average Annual Return:
1 Year	17.07%
Performance Since 6/29/2007	(0.19%)
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	16.06%
Performance Since 6/29/2007	(0.62%)
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	11.39%
Performance Since 6/29/2007	(0.31%)
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.54%
Performance Since 6/29/2007	6.77%
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.93%
Performance Since 6/29/2007	(2.24%)
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Dow Jones Target 2045 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	17.95%
Performance Since 6/29/2007	3.38%
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Institutional Class
Average Annual Return:
1 Year	17.25%
Performance Since 6/29/2007	(0.23%)
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	15.75%
Performance Since 6/29/2007	(0.78%)
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	11.63%
Performance Since 6/29/2007	(0.41%)
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.54%
Performance Since 6/29/2007	6.77%
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.93%
Performance Since 6/29/2007	(2.24%)
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Dow Jones Target 2050 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	17.95%
Performance Since 6/29/2007	3.38%
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Investor Class
Average Annual Return:
1 Year	8.68%
5 Years	4.49%
10 Years	3.72%
Inception Date of Share Class	Jan. 31, 2007
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	7.86%
5 Years	3.27%
10 Years	2.74%
Inception Date of Share Class	Jan. 31, 2007
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	5.69%
5 Years	3.25%
10 Years	2.69%
Inception Date of Share Class	Jan. 31, 2007
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.54%
5 Years	5.80%
10 Years	5.84%
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Dow Jones Global Target 2010 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	9.71%
5 Years	5.36%
10 Years
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.93%
5 Years	2.74%
10 Years	2.16%
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Investor Class
Average Annual Return:
1 Year	11.41%
5 Years	4.25%
10 Years	3.10%
Inception Date of Share Class	Jan. 31, 2007
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	10.81%
5 Years	3.19%
10 Years	2.33%
Inception Date of Share Class	Jan. 31, 2007
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	7.52%
5 Years	3.22%
10 Years	2.32%
Inception Date of Share Class	Jan. 31, 2007
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.54%
5 Years	5.80%
10 Years	5.84%
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.93%
5 Years	2.74%
10 Years	2.16%
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Dow Jones Target 2020 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	12.42%
5 Years	5.02%
10 Years
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Investor Class
Average Annual Return:
1 Year	14.57%
5 Years	3.99%
10 Years	2.76%
Inception Date of Share Class	Jan. 31, 2007
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	14.19%
5 Years	3.10%
10 Years	1.94%
Inception Date of Share Class	Jan. 31, 2007
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	9.65%
5 Years	3.14%
10 Years	2.04%
Inception Date of Share Class	Jan. 31, 2007
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.54%
5 Years	5.80%
10 Years	5.84%
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Dow Jones Target 2030 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.67%
5 Years	4.94%
10 Years
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.93%
5 Years	2.74%
10 Years	2.16%
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Investor Class
Average Annual Return:
1 Year	16.49%
5 Years	4.02%
10 Years	2.47%
Inception Date of Share Class	Jan. 31, 2007
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	16.24%
5 Years	3.16%
10 Years	1.89%
Inception Date of Share Class	Jan. 31, 2007
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	10.94%
5 Years	3.19%
10 Years	1.92%
Inception Date of Share Class	Jan. 31, 2007
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.54%
5 Years	5.80%
10 Years	5.84%
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Dow Jones Target 2040 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	17.67%
5 Years	4.84%
10 Years
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.93%
5 Years	2.74%
10 Years	2.16%
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Investor Class
Average Annual Return:
1 Year	7.67%
5 Years	4.83%
10 Years	4.32%
Inception Date of Share Class	Jan. 31, 2007
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	6.82%
5 Years	3.58%
10 Years	3.20%
Inception Date of Share Class	Jan. 31, 2007
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	5.01%
5 Years	3.48%
10 Years	3.11%
Inception Date of Share Class	Jan. 31, 2007
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.54%
5 Years	5.80%
10 Years	5.84%
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Dow Jones Target Today Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	8.53%
5 Years	5.75%
10 Years
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.93%
5 Years	2.74%
10 Years	2.16%
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Investor Class
Average Annual Return:
1 Year	9.91%
Performance Since 6/29/2007	2.56%
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	9.09%
Performance Since 6/29/2007	1.54%
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	6.58%
Performance Since 6/29/2007	1.61%
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.54%
Performance Since 6/29/2007	6.77%
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.93%
Performance Since 6/29/2007	(2.24%)
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Dow Jones Target 2015 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	10.94%
Performance Since 6/29/2007	3.38%
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Investor Class
Average Annual Return:
1 Year	13.01%
Performance Since 6/29/2007	0.73%
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	12.13%
Performance Since 6/29/2007	0.18%
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	8.68%
Performance Since 6/29/2007	0.36%
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.54%
Performance Since 6/29/2007	6.77%
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.93%
Performance Since 6/29/2007	(2.24%)
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Dow Jones Target 2025 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	14.12%
Performance Since 6/29/2007	3.38%
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Investor Class
Average Annual Return:
1 Year	15.66%
Performance Since 6/29/2007	(0.44%)
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	14.83%
Performance Since 6/29/2007	(0.78%)
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	10.45%
Performance Since 6/29/2007	(0.50%)
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.54%
Performance Since 6/29/2007	6.77%
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.93%
Performance Since 6/29/2007	(2.24%)
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Dow Jones Target 2035 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.89%
Performance Since 6/29/2007	3.38%
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Investor Class
Average Annual Return:
1 Year	16.63%
Performance Since 6/29/2007	(0.49%)
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	15.74%
Performance Since 6/29/2007	(0.82%)
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	11.07%
Performance Since 6/29/2007	(0.54%)
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.54%
Performance Since 6/29/2007	6.77%
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.93%
Performance Since 6/29/2007	(2.24%)
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Dow Jones Target 2045 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	17.95%
Performance Since 6/29/2007	3.38%
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Investor Class
Average Annual Return:
1 Year	16.78%
Performance Since 6/29/2007	(0.57%)
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	15.44%
Performance Since 6/29/2007	(1.02%)
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	11.29%
Performance Since 6/29/2007	(0.66%)
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.54%
Performance Since 6/29/2007	6.77%
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.93%
Performance Since 6/29/2007	(2.24%)
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Dow Jones Target 2050 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	17.95%
Performance Since 6/29/2007	3.38%
(Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Class A
Average Annual Return:
1 Year	2.36%
5 Years	3.08%
10 Years	2.86%
Inception Date of Share Class	Mar. 01, 1994
(Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	1.62%
5 Years	1.94%
10 Years	1.97%
Inception Date of Share Class	Mar. 01, 1994
(Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	1.58%
5 Years	2.08%
10 Years	1.99%
Inception Date of Share Class	Mar. 01, 1994
(Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Class B
Average Annual Return:
1 Year	2.81%
5 Years	3.17%
10 Years	3.00%
Inception Date of Share Class	Mar. 01, 1997
(Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Class C
Average Annual Return:
1 Year	6.76%
5 Years	3.50%
10 Years	2.76%
Inception Date of Share Class	Dec. 01, 1998
(Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.54%
5 Years	5.80%
10 Years	5.84%
(Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Dow Jones Target 2010 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	9.71%
5 Years	5.36%
10 Years
(Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.93%
5 Years	2.74%
10 Years	2.16%
(Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Class A
Average Annual Return:
1 Year	4.87%
5 Years	2.78%
10 Years	2.22%
Inception Date of Share Class	Mar. 01, 1994
(Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	4.34%
5 Years	1.79%
10 Years	1.53%
Inception Date of Share Class	Mar. 01, 1994
(Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	3.26%
5 Years	1.98%
10 Years	1.60%
Inception Date of Share Class	Mar. 01, 1994
(Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Class B
Average Annual Return:
1 Year	5.38%
5 Years	2.88%
10 Years	2.35%
Inception Date of Share Class	Mar. 01, 1997
(Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Class C
Average Annual Return:
1 Year	9.39%
5 Years	3.23%
10 Years	2.12%
Inception Date of Share Class	Dec. 01, 1998
(Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.54%
5 Years	5.80%
10 Years	5.84%
(Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.93%
5 Years	2.74%
10 Years	2.16%
(Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Dow Jones Target 2020 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	12.42%
5 Years	5.02%
10 Years
(Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Class A
Average Annual Return:
1 Year	7.79%
5 Years	2.54%
10 Years	1.90%
Inception Date of Share Class	Mar. 01, 1994
(Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	7.45%
5 Years	1.72%
10 Years	1.15%
Inception Date of Share Class	Mar. 01, 1994
(Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	5.21%
5 Years	1.92%
10 Years	1.33%
Inception Date of Share Class	Mar. 01, 1994
(Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Class B
Average Annual Return:
1 Year	8.59%
5 Years	2.63%
10 Years	2.03%
Inception Date of Share Class	Mar. 01, 1997
(Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Class C
Average Annual Return:
1 Year	12.61%
5 Years	2.99%
10 Years	1.80%
Inception Date of Share Class	Dec. 01, 1998
(Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.54%
5 Years	5.80%
10 Years	5.84%
(Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Dow Jones Target 2030 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.67%
5 Years	4.94%
10 Years
(Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.93%
5 Years	2.74%
10 Years	2.16%
(Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Class A
Average Annual Return:
1 Year	9.64%
5 Years	2.60%
10 Years	1.61%
Inception Date of Share Class	Mar. 01, 1994
(Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	9.42%
5 Years	1.78%
10 Years	1.08%
Inception Date of Share Class	Mar. 01, 1994
(Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	6.45%
5 Years	1.98%
10 Years	1.20%
Inception Date of Share Class	Mar. 01, 1994
(Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Class B
Average Annual Return:
1 Year	10.53%
5 Years	2.68%
10 Years	1.75%
Inception Date of Share Class	Mar. 01, 1997
(Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Class C
Average Annual Return:
1 Year	14.51%
5 Years	3.04%
10 Years	1.51%
Inception Date of Share Class	Jul. 01, 1998
(Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.54%
5 Years	5.80%
10 Years	5.84%
(Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Dow Jones Target 2040 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	17.67%
5 Years	4.84%
10 Years
(Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.93%
5 Years	2.74%
10 Years	2.16%
(Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Class A
Average Annual Return:
1 Year	1.30%
5 Years	3.40%
10 Years	3.45%
Inception Date of Share Class	Mar. 01, 1994
(Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	0.55%
5 Years	2.23%
10 Years	2.41%
Inception Date of Share Class	Mar. 01, 1994
(Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	0.87%
5 Years	2.29%
10 Years	2.40%
Inception Date of Share Class	Mar. 01, 1994
(Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Class B
Average Annual Return:
1 Year	1.72%
5 Years	3.50%
10 Years	3.59%
Inception Date of Share Class	Aug. 01, 1998
(Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Class C
Average Annual Return:
1 Year	5.73%
5 Years	3.85%
10 Years	3.35%
Inception Date of Share Class	Dec. 01, 1998
(Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.54%
5 Years	5.80%
10 Years	5.84%
(Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Dow Jones Target Today Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	8.53%
5 Years	5.75%
10 Years
(Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.93%
5 Years	2.74%
10 Years	2.16%